Significant accounting policies and significant accounting estimates and assessments - (Details) kr in Thousands, € in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Sep. 06, 2018 USD ($)	Jun. 30, 2018 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 DKK (kr)		Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 DKK (kr)
Standards and interpretations not yet in effect
Liabilities					kr 113,516		kr 206,616	[1]	kr 415,735	kr 382,818
Operating lease commitments from 2019-2025					5,700
Short-term and low-value leases					kr 3,700
Non cancellable lease term			13 years	13 years	13 years
Annual payments non-cancellable lease					kr 9,800
Potential milestone payment from Sanofi | $	$ 15.0		$ 15.0
Royalty revenue					kr 24,858		35,307		20,424
Employee incentive programs
Maturity period for Danish government bonds			5 years	5 years	5 years
Minimum
Standards and interpretations not yet in effect
Operating lease contracts capitalized (in percent)			0.10%	0.10%	0.10%
Right-of-use assets					kr 1,800
Maximum
Standards and interpretations not yet in effect
Operating lease contracts capitalized (in percent)			0.30%	0.30%	0.30%
Right-of-use assets					kr 1,900
Lixisenatide
Standards and interpretations not yet in effect
Royalty revenue					7,072	€ 22.4	16,652		20,424
Sanofi
Standards and interpretations not yet in effect
Potential milestone payment from Sanofi | $	$ 15.0		$ 15.0
Royalty revenue		kr 17,100			kr 24,858		kr 35,307		kr 20,424
Sanofi | Lixisenatide
Standards and interpretations not yet in effect
Royalty income in percentage			10.00%	10.00%	10.00%
Potential milestone payment from Sanofi | $			$ 100.0
Royalty revenue | €				€ 9.5

[1]	See note 1 to the consolidated financial statements.